Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001034633
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

MONEY MARKET FUND
Investment Objective:
The Money Market Fund (or "Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Money Market Fund Money Market Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.54%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Money Market Fund Money Market Fund	55	172	300	673

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Principal Investment Strategies

Unlike most other mutual funds, the Fund seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. This Fund invests exclusively in short-term U.S. dollar denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The Fund seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund's assets must be rated in the highest short-term category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or one NRSRO if only one has issued a rating, and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories.

The Fund may invest in securities that are not rated by an NRSRO if such securities are of comparable quality to, and present the same amount of risk as, similar securities that have received a rating from an NRSRO.

Principal Risks of Investing in the Fund

As with any money market mutual fund, the yield paid by the Fund will vary with changes in interest rates. Also, there is a possibility that the Fund's share value could fall below  $1.00, which could reduce the value of your account. The Fund's investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal National Mortgage Association ("Fannie Mae"), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

You may want to consider investing in the Fund if you:

·	require stability of principal

·	are seeking an investment for the cash portion of an asset allocation program

·	are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility

·	consider yourself a saver rather than an investor

·	are participating in a dollar cost averaging program under your variable universal life insurance or deferred annuity contract

You may not want to invest in the Fund if you:

·	are seeking an investment that is likely to outpace inflation

·	are investing for retirement or other longer term goals

·	are investing for growth or maximum current income

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 1.54%, during the fourth quarter of 2000. Worst quarter: 0.00%, during the fourth quarter of 2010.
The following table shows the average annual total return on an investment in the Fund for the 1, 5 and 10-year periods ended 12/31/2010.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
State Farm Money Market Fund Money Market Fund	none	2.27%	2.06%

The Money Market Fund's current 7-day yield on December 31, 2010 was 0.00%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Money Market Fund | Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	172
5 Years	rr_ExpenseExampleYear05	300
10 Years	rr_ExpenseExampleYear10	673
Annual Return 2001	rr_AnnualReturn2001	3.71%
Annual Return 2002	rr_AnnualReturn2002	1.28%
Annual Return 2003	rr_AnnualReturn2003	0.67%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.59%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	2.08%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2000
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	2.06%
State Farm Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Fund (or "Fund") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Unlike most other mutual funds, the Fund seeks to maintain a stable net asset value ("NAV") of  $1.00 per share. This Fund invests exclusively in short-term U.S. dollar denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as the World Bank.

The Fund seeks highly liquid investments that present minimal credit risk. The Fund primarily invests in high quality short-term money market instruments. At least 95% of the Fund's assets must be rated in the highest short-term category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or one NRSRO if only one has issued a rating, and 100% of the Fund's assets must be invested in securities rated in the two highest rating categories.

The Fund may invest in securities that are not rated by an NRSRO if such securities are of comparable quality to, and present the same amount of risk as, similar securities that have received a rating from an NRSRO.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any money market mutual fund, the yield paid by the Fund will vary with changes in interest rates. Also, there is a possibility that the Fund's share value could fall below  $1.00, which could reduce the value of your account. The Fund's investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal National Mortgage Association ("Fannie Mae"), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Furthermore, no assurances can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

You may want to consider investing in the Fund if you:

·	require stability of principal

·	are seeking an investment for the cash portion of an asset allocation program

·	are looking for an investment with a lower degree of risk during uncertain economic times or periods of stock market volatility

·	consider yourself a saver rather than an investor

·	are participating in a dollar cost averaging program under your variable universal life insurance or deferred annuity contract

You may not want to invest in the Fund if you:

·	are seeking an investment that is likely to outpace inflation

·	are investing for retirement or other longer term goals

·	are investing for growth or maximum current income

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 1.54%, during the fourth quarter of 2000. Worst quarter: 0.00%, during the fourth quarter of 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total return on an investment in the Fund for the 1, 5 and 10-year periods ended 12/31/2010.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Money Market Fund's current 7-day yield on December 31, 2010 was 0.00%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	The Money Market Fund's current 7-day yield on December 31, 2010
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%

LARGE CAP EQUITY INDEX FUND
Investment Objective:
The Large Cap Equity Index Fund (the "Fund") seeks to match performance of the S&P® 500 Index (the "S&P 500") by investing in the securities that make up the S&P 500.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Large Cap Equity Index Fund Large Cap Equity Index Fund
Management Fees	0.26%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.32%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Large Cap Equity Index Fund Large Cap Equity Index Fund	33	103	181	408

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the S&P 500 in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the S&P 500 and will at all times invest a substantial portion of its total assets in such stocks.

Principal Risks of Investing in the Fund

The Fund invests primarily in stocks of issuers that represent the S&P 500. Prices of stocks on the S&P 500 may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

·	want to invest in stocks, but with an indexing approach

·	want to diversify your investments

·	are seeking funds for the growth portion of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 15.80%, during the second quarter of 2009. Worst quarter: - 21.87%, during the fourth quarter of 2008.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500 for the 1, 5 and 10-year periods ended 12/31/2010. The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies. The S&P 500 Index represents an unmanaged group of stocks that differ from the composition of the Large Cap Equity Index Fund.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm Large Cap Equity Index Fund	1 Year	5 Years	10 Years
Large Cap Equity Index Fund	14.73%	2.02%	1.11%
S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)	15.06%	2.29%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Large Cap Equity Index Fund | Large Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.26%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%
1 Year	rr_ExpenseExampleYear01	33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	181
10 Years	rr_ExpenseExampleYear10	408
Annual Return 2001	rr_AnnualReturn2001	(12.11%)
Annual Return 2002	rr_AnnualReturn2002	(22.41%)
Annual Return 2003	rr_AnnualReturn2003	28.31%
Annual Return 2004	rr_AnnualReturn2004	10.46%
Annual Return 2005	rr_AnnualReturn2005	4.57%
Annual Return 2006	rr_AnnualReturn2006	15.49%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	(37.14%)
Annual Return 2009	rr_AnnualReturn2009	26.07%
Annual Return 2010	rr_AnnualReturn2010	14.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.87%)
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	2.02%
10 Years	rr_AverageAnnualReturnYear10	1.11%
State Farm Large Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP EQUITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Cap Equity Index Fund (the "Fund") seeks to match performance of the S&P® 500 Index (the "S&P 500") by investing in the securities that make up the S&P 500.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the S&P 500 in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the S&P 500 and will at all times invest a substantial portion of its total assets in such stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests primarily in stocks of issuers that represent the S&P 500. Prices of stocks on the S&P 500 may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

·	want to invest in stocks, but with an indexing approach

·	want to diversify your investments

·	are seeking funds for the growth portion of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 15.80%, during the second quarter of 2009. Worst quarter: - 21.87%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500 for the 1, 5 and 10-year periods ended 12/31/2010. The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies. The S&P 500 Index represents an unmanaged group of stocks that differ from the composition of the Large Cap Equity Index Fund.

State Farm Large Cap Equity Index Fund | S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

SMALL CAP EQUITY INDEX FUND
Investment Objective:
The Small Cap Equity Index Fund (the "Fund") seeks to match performance of the Russell 2000® Small Stock Index (the "Russell 2000') by investing in some of the stocks found in the Russell 2000.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Small Cap Equity Index Fund Small Cap Equity Index Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	0.60%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Small Cap Equity Index Fund Small Cap Equity Index Fund	62	194	337	756

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the Russell 2000 in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 and will at all times invest a substantial portion of its total assets in such stocks.

Principal Risks of Investing in the Fund

The Fund invests primarily in stocks of issuers that represent the Russell 2000. Prices of stocks on the Russell 2000 may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are risks associated with investing in smaller capitalized companies, like those in the Russell 2000. The stocks of small issuers are often more volatile than the stock of larger companies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

·	want to invest in stocks, but with an indexing approach

·	want to diversify your investments

·	are seeking funds for the growth portion of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 22.85%, during the second quarter of 2003. Worst quarter: -26.13%, during the fourth quarter of 2008.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Russell 2000 for the 1, 5 and 10-year periods ended 12/31/2010. The Russell 2000® Small Stock Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000® Index. Unlike an investment in the Small Cap Equity Index Fund, returns of the Russell 2000 do not reflect expenses of investing.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm Small Cap Equity Index Fund	1 Year	5 Years	10 Years
Small Cap Equity Index Fund	26.12%	3.89%	5.80%
Russell 2000 (Returns reflect no deduction for fees, expenses or taxes.)	26.86%	4.47%	6.33%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Small Cap Equity Index Fund | Small Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	194
5 Years	rr_ExpenseExampleYear05	337
10 Years	rr_ExpenseExampleYear10	756
Annual Return 2001	rr_AnnualReturn2001	2.05%
Annual Return 2002	rr_AnnualReturn2002	(20.66%)
Annual Return 2003	rr_AnnualReturn2003	45.96%
Annual Return 2004	rr_AnnualReturn2004	17.89%
Annual Return 2005	rr_AnnualReturn2005	4.25%
Annual Return 2006	rr_AnnualReturn2006	17.75%
Annual Return 2007	rr_AnnualReturn2007	(2.22%)
Annual Return 2008	rr_AnnualReturn2008	(34.05%)
Annual Return 2009	rr_AnnualReturn2009	26.39%
Annual Return 2010	rr_AnnualReturn2010	26.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.13%)
1 Year	rr_AverageAnnualReturnYear01	26.12%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	5.80%
State Farm Small Cap Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP EQUITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small Cap Equity Index Fund (the "Fund") seeks to match performance of the Russell 2000® Small Stock Index (the "Russell 2000') by investing in some of the stocks found in the Russell 2000.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the Russell 2000 in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 and will at all times invest a substantial portion of its total assets in such stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests primarily in stocks of issuers that represent the Russell 2000. Prices of stocks on the Russell 2000 may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are risks associated with investing in smaller capitalized companies, like those in the Russell 2000. The stocks of small issuers are often more volatile than the stock of larger companies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

·	want to invest in stocks, but with an indexing approach

·	want to diversify your investments

·	are seeking funds for the growth portion of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 22.85%, during the second quarter of 2003. Worst quarter: -26.13%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Russell 2000 for the 1, 5 and 10-year periods ended 12/31/2010. The Russell 2000® Small Stock Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000® Index. Unlike an investment in the Small Cap Equity Index Fund, returns of the Russell 2000 do not reflect expenses of investing.

State Farm Small Cap Equity Index Fund | Russell 2000 (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.33%

INTERNATIONAL EQUITY INDEX FUND
Investment Objective:

The International Equity Index Fund (the "Fund") seeks to match performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index® (the "EAFE Free") by investing in some of the stocks found in the EAFE Free.

What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm International Equity Index Fund International Equity Index Fund
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.67%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm International Equity Index Fund International Equity Index Fund	69	216	376	840

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the EAFE Free in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free and will at all times invest a substantial portion of its total assets in such stocks.

Principal Risks of Investing in the Fund

The Fund invests primarily in stocks of issuers that represent the EAFE Free. Prices of stocks on the EAFE Free may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

·	want to invest in stocks, but with an indexing approach

·	want to diversify your investments

·	are seeking funds for the growth portion of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 25.25%, during the second quarter of 2009. Worst quarter: - 19.81%, during the third quarter of 2002.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the EAFE® Free for the 1, 5 and 10-year periods ended 12/31/2010. The EAFE® Free Index currently measures the performance of stock markets in Europe, Australia, New Zealand, Hong Kong, Japan, and Singapore, and takes into account local market restrictions on share ownership by foreigners. The EAFE® Free Index is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Index Fund, returns of the EAFE® Free Index do not reflect expenses of investing.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm International Equity Index Fund	1 Year	5 Years	10 Years
International Equity Index Fund	7.18%	1.84%	2.97%
EAFE Free Index (Returns reflect no deduction for fees, expenses or taxes.)	7.75%	2.46%	3.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm International Equity Index Fund | International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	376
10 Years	rr_ExpenseExampleYear10	840
Annual Return 2001	rr_AnnualReturn2001	(21.71%)
Annual Return 2002	rr_AnnualReturn2002	(16.25%)
Annual Return 2003	rr_AnnualReturn2003	37.84%
Annual Return 2004	rr_AnnualReturn2004	19.26%
Annual Return 2005	rr_AnnualReturn2005	13.44%
Annual Return 2006	rr_AnnualReturn2006	25.43%
Annual Return 2007	rr_AnnualReturn2007	(10.04%)
Annual Return 2008	rr_AnnualReturn2008	(42.13%)
Annual Return 2009	rr_AnnualReturn2009	28.01%
Annual Return 2010	rr_AnnualReturn2010	7.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.81%)
1 Year	rr_AverageAnnualReturnYear01	7.18%
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	2.97%
State Farm International Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The International Equity Index Fund (the "Fund") seeks to match performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index® (the "EAFE Free") by investing in some of the stocks found in the EAFE Free.

Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the EAFE Free in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free and will at all times invest a substantial portion of its total assets in such stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund invests primarily in stocks of issuers that represent the EAFE Free. Prices of stocks on the EAFE Free may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based stock mutual fund

·	want to invest in stocks, but with an indexing approach

·	want to diversify your investments

·	are seeking funds for the growth portion of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 25.25%, during the second quarter of 2009. Worst quarter: - 19.81%, during the third quarter of 2002.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the EAFE® Free for the 1, 5 and 10-year periods ended 12/31/2010. The EAFE® Free Index currently measures the performance of stock markets in Europe, Australia, New Zealand, Hong Kong, Japan, and Singapore, and takes into account local market restrictions on share ownership by foreigners. The EAFE® Free Index is meant to reflect actual opportunities for foreign investors in a local market. Unlike an investment in the International Equity Index Fund, returns of the EAFE® Free Index do not reflect expenses of investing.

State Farm International Equity Index Fund | EAFE Free Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%

LARGE CAP EQUITY FUND
Investment Objective:
The Large Cap Equity Fund (or the "Fund") seeks long-term growth of capital.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Large Cap Equity Fund Large Cap Equity Fund
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	0.75%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Large Cap Equity Fund Large Cap Equity Fund	77	241	419	935

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests approximately half of its assets in a diversified portfolio of large growth stocks listed on the New York Stock Exchange, the American Stock Exchange, and the National Association of Securities Dealers Automated Quotation System. Large growth stocks are the largest 500 U.S. companies as measured by market capitalization. The growth stocks are selected are those believed to have above average prospects for economic growth based on proprietary quantitative models.

The Fund invests approximately half of its assets in common stock and equities of large capitalization companies, foreign or domestic, that are believed to have earning prospects that are currently undervalued by the market. Whether a company is undervalued by the market is determined by its current value relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Large capitalization companies are companies with market capitalizations greater than  $5 billion.

Principal Risks of Investing in the Fund

Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based large cap stock mutual fund

·	want to diversify your investments

·	are seeking a growth investment as part of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 12.60%, during the second quarter of 2009. Worst quarter: -24.02%, during the fourth quarter of 2008.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500 for the 1-year and since inception period ended 12/31/2010. The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.

The Fund's inception date is August 1, 2005.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm Large Cap Equity Fund	1 Year	5 Years	From Inception	Inception Date
Large Cap Equity Fund	13.55%	(2.47%)	(1.71%)	Aug 1, 2005
S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)	15.06%	2.29%	2.48%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Large Cap Equity Fund | Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	241
5 Years	rr_ExpenseExampleYear05	419
10 Years	rr_ExpenseExampleYear10	935
Annual Return 2006	rr_AnnualReturn2006	15.91%
Annual Return 2007	rr_AnnualReturn2007	(6.55%)
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	21.84%
Annual Return 2010	rr_AnnualReturn2010	13.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
1 Year	rr_AverageAnnualReturnYear01	13.55%
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005
State Farm Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Large Cap Equity Fund (or the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests approximately half of its assets in a diversified portfolio of large growth stocks listed on the New York Stock Exchange, the American Stock Exchange, and the National Association of Securities Dealers Automated Quotation System. Large growth stocks are the largest 500 U.S. companies as measured by market capitalization. The growth stocks are selected are those believed to have above average prospects for economic growth based on proprietary quantitative models.

The Fund invests approximately half of its assets in common stock and equities of large capitalization companies, foreign or domestic, that are believed to have earning prospects that are currently undervalued by the market. Whether a company is undervalued by the market is determined by its current value relative to some financial measure of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

Large capitalization companies are companies with market capitalizations greater than  $5 billion.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based large cap stock mutual fund

·	want to diversify your investments

·	are seeking a growth investment as part of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital gains

·	are uncomfortable with an investment whose value is likely to vary substantially

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 12.60%, during the second quarter of 2009. Worst quarter: -24.02%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500 for the 1-year and since inception period ended 12/31/2010. The S&P 500 Index is a capitalization-weighted measure of the common stocks of 500 large U.S. companies.

The Fund's inception date is August 1, 2005.

State Farm Large Cap Equity Fund | S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%

SMALL/MID CAP EQUITY FUND
Investment Objective:
The Small/Mid Cap Equity Fund (or the "Fund") seeks long-term growth of capital.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Small Mid Cap Equity Fund Small Mid Cap Equity Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	1.07%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Small Mid Cap Equity Fund Small Mid Cap Equity Fund	109	339	588	1,302

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests approximately half of its assets primarily in a diversified portfolio of small and mid-capitalization stocks listed on the New York Stock Exchange, the American Stock Exchange, and the National Association of Securities Dealers Automated Quotation System that are in the "value" category. The "value" category is defined as those stocks that are believed to be priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Fund invests approximately half of its assets primarily in common stocks of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. A mid-capitalization company is one with market capitalization, at the time of investment, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The Fund may also invest a portion of its assets in equity securities and depositary receipts of foreign companies.

Principal Risks of Investing in the Fund

Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are also risks in associated with investing in smaller capitalized companies. The stocks of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

There are also risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

·	want to diversify your investments

·	are seeking a growth investment as part of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital appreciation

·	are uncomfortable with an investment whose value is likely to vary substantially

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 19.06%, during the second quarter of 2009. Worst quarter: - 29.32%, during the fourth quarter of 2008.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Russell 2500® Index for the 1-year and since inception periods ended 12/31/2010. The Russell 2500® Index measures the performance of the 2,500 smallest securities in the Russell 3000® Index, which represents approximately 20% of the total market capitalization of the Russell 3000® Index. Unlike an investment in the Small/Mid Cap Equity Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The Fund's inception date is August 1, 2005.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm Small Mid Cap Equity Fund	1 Year	5 Years	From Inception	Inception Date
Small Mid Cap Equity Fund	23.89%	3.17%	2.26%	Aug 1, 2005
Russell 2500 Index (Returns reflect no deduction for fees, expenses or taxes.)	26.71%	4.86%	4.57%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Small Mid Cap Equity Fund | Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	339
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	1,302
Annual Return 2006	rr_AnnualReturn2006	14.58%
Annual Return 2007	rr_AnnualReturn2007	15.81%
Annual Return 2008	rr_AnnualReturn2008	(45.36%)
Annual Return 2009	rr_AnnualReturn2009	30.12%
Annual Return 2010	rr_AnnualReturn2010	23.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.32%)
1 Year	rr_AverageAnnualReturnYear01	23.89%
5 Years	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005
State Farm Small Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL/MID CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Small/Mid Cap Equity Fund (or the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests approximately half of its assets primarily in a diversified portfolio of small and mid-capitalization stocks listed on the New York Stock Exchange, the American Stock Exchange, and the National Association of Securities Dealers Automated Quotation System that are in the "value" category. The "value" category is defined as those stocks that are believed to be priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales or price to cash flow.

The Fund invests approximately half of its assets primarily in common stocks of mid-capitalization companies traded in the U.S. with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. A mid-capitalization company is one with market capitalization, at the time of investment, within the range of companies included in the Russell Midcap® Index, an index that includes the smallest 800 securities in the Russell 1000® Index.

The Fund may also invest a portion of its assets in equity securities and depositary receipts of foreign companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

In addition, there are also risks in associated with investing in smaller capitalized companies. The stocks of small capitalization companies are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

There are also risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in a broad based small cap stock mutual fund

·	want to diversify your investments

·	are seeking a growth investment as part of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital appreciation

·	are uncomfortable with an investment whose value is likely to vary substantially

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 19.06%, during the second quarter of 2009. Worst quarter: - 29.32%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Russell 2500® Index for the 1-year and since inception periods ended 12/31/2010. The Russell 2500® Index measures the performance of the 2,500 smallest securities in the Russell 3000® Index, which represents approximately 20% of the total market capitalization of the Russell 3000® Index. Unlike an investment in the Small/Mid Cap Equity Fund, a theoretical investment in the Index does not reflect any expenses. It is not possible to invest directly in an index.

The Fund's inception date is August 1, 2005.

State Farm Small Mid Cap Equity Fund | Russell 2500 Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.71%
5 Years	rr_AverageAnnualReturnYear05	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%

INTERNATIONAL EQUITY FUND
Investment Objective:
The International Equity Fund (the "Fund") seeks long-term growth of capital.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm International Equity Fund International Equity Fund
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.56%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.36%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm International Equity Fund International Equity Fund	139	432	747	1,639

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests approximately half of its assets primarily in foreign equity securities issued by companies selected for their long-term growth potential, including companies that are based or conducting business in emerging markets. The investments can be in an unlimited number of companies of any size throughout the world. The Fund normally invests in securities of issuers that are based or conducting business in at least four different foreign countries.

The Fund invests approximately half of its assets in securities issued by foreign companies believed to have the potential for long-term margin expansion, including companies based or conducting business in emerging markets. The Fund will look to invest in equities that are priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow.

Principal Risks of Investing in the Fund

Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

There are also risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates. These risks are heightened for emerging or developing countries, which may experience substantial rates of inflation, may be adversely affected by barriers and may experience rapid depreciation in their currencies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in an international stock mutual fund

·	want to diversify your investments

·	are seeking a growth investment as part of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital appreciation

·	are uncomfortable investing in companies that are not located in the U.S.

·	are uncomfortable with an investment whose value is likely to vary substantially

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).The inception date for the Fund is August 1, 2005.

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 25.61%, during the second quarter of 2009. Worst quarter: -23.84%, during the fourth quarter of 2008.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Morgan Stanley Capital International All Country World Index (ex-U.S.) (the "MSCI ACWI ex-U.S. Index") for the 1-year and since inception periods ended December 31, 2010. MSCI ACWI ex-U.S. Index is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of December 31, 2010, the MSCI AWCI ex-U.S. Index consisted of 44 developed and emerging market country indices.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm International Equity Fund	1 Year	5 Years	Since Inception	Inception Date
International Equity Fund	12.52%	1.66%	4.14%	Aug 1, 2005
MSCI ACWI ex-US Index (Returns reflect no deduction for fees, expenses or taxes.)	11.15%	4.82%	6.62%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm International Equity Fund | International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	747
10 Years	rr_ExpenseExampleYear10	1,639
Annual Return 2006	rr_AnnualReturn2006	19.41%
Annual Return 2007	rr_AnnualReturn2007	11.10%
Annual Return 2008	rr_AnnualReturn2008	(47.03%)
Annual Return 2009	rr_AnnualReturn2009	33.75%
Annual Return 2010	rr_AnnualReturn2010	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
1 Year	rr_AverageAnnualReturnYear01	12.52%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2005
State Farm International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests approximately half of its assets primarily in foreign equity securities issued by companies selected for their long-term growth potential, including companies that are based or conducting business in emerging markets. The investments can be in an unlimited number of companies of any size throughout the world. The Fund normally invests in securities of issuers that are based or conducting business in at least four different foreign countries.

The Fund invests approximately half of its assets in securities issued by foreign companies believed to have the potential for long-term margin expansion, including companies based or conducting business in emerging markets. The Fund will look to invest in equities that are priced cheaply relative to some financial measure of worth, such as ratios of price to earnings, price to sales or price to cash flow.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

There are also risks associated with investing in foreign companies. Investing in foreign securities involves higher trading and custody costs than investing in U.S. companies. Accounting and reporting practices in foreign countries are different than in the U.S. and regulation is often less stringent. Potential political or economic instability presents risks, as does the fluctuation in currency exchange rates. These risks are heightened for emerging or developing countries, which may experience substantial rates of inflation, may be adversely affected by barriers and may experience rapid depreciation in their currencies.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	can tolerate the price fluctuations and volatility that are inherent in investing in an international stock mutual fund

·	want to diversify your investments

·	are seeking a growth investment as part of an asset allocation program

·	are investing for retirement or other goals that are many years in the future

You may not want to invest in the Fund if you:

·	are investing with a shorter investment time horizon in mind

·	are seeking income rather than capital appreciation

·	are uncomfortable investing in companies that are not located in the U.S.

·	are uncomfortable with an investment whose value is likely to vary substantially

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).The inception date for the Fund is August 1, 2005.

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 25.61%, during the second quarter of 2009. Worst quarter: -23.84%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Morgan Stanley Capital International All Country World Index (ex-U.S.) (the "MSCI ACWI ex-U.S. Index") for the 1-year and since inception periods ended December 31, 2010. MSCI ACWI ex-U.S. Index is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of December 31, 2010, the MSCI AWCI ex-U.S. Index consisted of 44 developed and emerging market country indices.

State Farm International Equity Fund | MSCI ACWI ex-US Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.62%

BOND FUND
Investment Objective:
The Bond Fund (the "Fund") seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Bond Fund
Management Fees	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.60%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Bond Fund	61	191	332	744

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in good quality bonds issued by domestic companies. The Fund emphasized on investment grade bonds and maintains an intermediate (typically, less than 6 years) average portfolio duration. The Fund typically invests 80% of its assets in investment grade bonds or, if a bond has not been rated by a recognized rating organization, bonds determined to be of comparable quality. The Fund may invest in corporate debt securities, U.S. Government debt securities, debt securities of U.S. Government sponsored entities, foreign government debt securities, asset backed and mortgage backed securities and other issuer debt securities.

Principal Risks of Investing in the Fund

The Fund's investments in bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility

·	want to diversify your investments

·	are seeking an income mutual fund for an asset allocation program

·	are retired or nearing retirement

You may not want to invest in the Fund if you:

·	are investing for maximum return over a long time horizon

·	require stability of your principal

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 5.16%, during the second quarter of 2009. Worst quarter:- 2.27%, during the second quarter of 2004.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2010. The Barclays Capital Government/Credit Intermediate Index includes U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least  $250 million.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	10 Years
State Farm Bond Fund	5.54%	5.83%	5.50%
State Farm Bond Fund Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)	5.89%	5.53%	5.51%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Bond Fund | State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	191
5 Years	rr_ExpenseExampleYear05	332
10 Years	rr_ExpenseExampleYear10	744
Annual Return 2001	rr_AnnualReturn2001	9.66%
Annual Return 2002	rr_AnnualReturn2002	9.01%
Annual Return 2003	rr_AnnualReturn2003	4.08%
Annual Return 2004	rr_AnnualReturn2004	2.40%
Annual Return 2005	rr_AnnualReturn2005	1.02%
Annual Return 2006	rr_AnnualReturn2006	4.34%
Annual Return 2007	rr_AnnualReturn2007	6.37%
Annual Return 2008	rr_AnnualReturn2008	0.95%
Annual Return 2009	rr_AnnualReturn2009	12.25%
Annual Return 2010	rr_AnnualReturn2010	5.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.27%)
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	5.83%
10 Years	rr_AverageAnnualReturnYear10	5.50%
State Farm Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bond Fund (the "Fund") seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in good quality bonds issued by domestic companies. The Fund emphasized on investment grade bonds and maintains an intermediate (typically, less than 6 years) average portfolio duration. The Fund typically invests 80% of its assets in investment grade bonds or, if a bond has not been rated by a recognized rating organization, bonds determined to be of comparable quality. The Fund may invest in corporate debt securities, U.S. Government debt securities, debt securities of U.S. Government sponsored entities, foreign government debt securities, asset backed and mortgage backed securities and other issuer debt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments in bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility

·	want to diversify your investments

·	are seeking an income mutual fund for an asset allocation program

·	are retired or nearing retirement

You may not want to invest in the Fund if you:

·	are investing for maximum return over a long time horizon

·	require stability of your principal

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 5.16%, during the second quarter of 2009. Worst quarter:- 2.27%, during the second quarter of 2004.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2010. The Barclays Capital Government/Credit Intermediate Index includes U.S. Government and corporate bonds maturing within one to ten years and an outstanding par value of at least  $250 million.

State Farm Bond Fund | Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%

STOCK AND BOND BALANCED FUND
Investment Objective:
The Stock and Bond Balanced Fund (the "Fund") seeks long-term growth of capital, balanced with current income.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	State Farm Stock and Bond Balanced Fund Stock and Bond Balanced Fund
Management Fees	none
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.43%
Total Annual Fund Operating Expenses	0.50%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Stock and Bond Balanced Fund Stock and Bond Balanced Fund	51	160	280	628

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests substantially all of its assets in shares of the Large Cap Equity Index Fund and the Bond Fund. The Fund attempts to maintain approximately 60% of its assets in shares of the Large Cap Equity Index Fund and 40% of its assets in shares of the Bond Fund. The Large Cap Equity Index Fund primarily invests in stocks of issuers that are listed on the S&P 500® Index. The Bond Fund invests primarily in good quality bonds issued by domestic companies.

Principal Risks of Investing in the Fund

Because the Fund invests substantially all its assets in the Large Cap Equity Index Fund and the Bond Fund, the risks of investing in the Fund are the same as the risks of investing in those underlying funds.

The Fund is subject to market risk associated with the stock and equity investments of the Large Cap Equity Index Fund. Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

The Fund is also subject to interest rate risk and credit risk associated with the bond investments of the Bond Fund. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility

·	want to diversify your investments

·	are seeking an income mutual fund for an asset allocation program

·	are retired or nearing retirement

You may not want to invest in the Fund if you:

·	are investing for maximum return over a long time horizon

·	require stability of your principal

Investment Results

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Annual Total Returns For Calender Years

The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 11.29%, during the second quarter of 2009. Worst quarter: -12.51%, during the fourth quarter of 2008.

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500® Index and Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2010. SFIM computes the Blended Benchmark by using 60% S&P 500® Index and 40% Barclays Capital Government/Credit Intermediate Index.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - State Farm Stock and Bond Balanced Fund	1 Year	5 Years	10 Years
Stock and Bond Balanced Fund	11.46%	4.01%	3.25%
S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)	15.06%	2.29%	1.41%
Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)	5.89%	5.53%	5.51%
Blended Benchmark (Returns reflect no deduction for fees, expenses or taxes.)	11.83%	3.98%	3.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE FARM VARIABLE PRODUCT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
State Farm Stock and Bond Balanced Fund | Stock and Bond Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	(3.55%)
Annual Return 2002	rr_AnnualReturn2002	(10.51%)
Annual Return 2003	rr_AnnualReturn2003	18.30%
Annual Return 2004	rr_AnnualReturn2004	7.26%
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	11.03%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(23.14%)
Annual Return 2009	rr_AnnualReturn2009	21.06%
Annual Return 2010	rr_AnnualReturn2010	11.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.51%)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	3.25%
State Farm Stock and Bond Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STOCK AND BOND BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stock and Bond Balanced Fund (the "Fund") seeks long-term growth of capital, balanced with current income.
Expense [Heading]	rr_ExpenseHeading	What are the costs of investing in the Fund?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The examples do not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets in shares of the Large Cap Equity Index Fund and the Bond Fund. The Fund attempts to maintain approximately 60% of its assets in shares of the Large Cap Equity Index Fund and 40% of its assets in shares of the Bond Fund. The Large Cap Equity Index Fund primarily invests in stocks of issuers that are listed on the S&P 500® Index. The Bond Fund invests primarily in good quality bonds issued by domestic companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Because the Fund invests substantially all its assets in the Large Cap Equity Index Fund and the Bond Fund, the risks of investing in the Fund are the same as the risks of investing in those underlying funds.

The Fund is subject to market risk associated with the stock and equity investments of the Large Cap Equity Index Fund. Prices of stocks may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund's net asset value, yield and total return.

The Fund is also subject to interest rate risk and credit risk associated with the bond investments of the Bond Fund. Interest rate risk is the risk that bonds will decline in value because of changes in interest rates. Generally, bonds decrease in value when interest rates rise and increase in value when interest rates fall. Credit risk is the risk that an issuer of a bond may become unable to meet its obligation to pay interest on the bond, or repay principal.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

You may want to consider investing in the Fund if you:

·	Are seeking higher potential returns than money market funds and are willing to accept a moderate level of volatility

·	want to diversify your investments

·	are seeking an income mutual fund for an asset allocation program

·	are retired or nearing retirement

You may not want to invest in the Fund if you:

·	are investing for maximum return over a long time horizon

·	require stability of your principal

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

The Fund's past performance doesn't necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund's performance from year to year. This information is intended to help you assess the variability of the Fund's returns over the periods listed (and consequently, the potential returns and risks of an investment in the Fund).

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance doesn't necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns For Calender Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best and worst quarters during the periods in the bar chart were: Best quarter: 11.29%, during the second quarter of 2009. Worst quarter: -12.51%, during the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the S&P 500® Index and Barclays Capital Government/Credit Intermediate Index for the 1, 5 and 10-year periods ended 12/31/2010. SFIM computes the Blended Benchmark by using 60% S&P 500® Index and 40% Barclays Capital Government/Credit Intermediate Index.

State Farm Stock and Bond Balanced Fund | S&P 500 Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
State Farm Stock and Bond Balanced Fund | Barclays Capital Govt/Cred Intermediate Index (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.89%
5 Years	rr_AverageAnnualReturnYear05	5.53%
10 Years	rr_AverageAnnualReturnYear10	5.51%
State Farm Stock and Bond Balanced Fund | Blended Benchmark (Returns reflect no deduction for fees, expenses or taxes.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.83%
5 Years	rr_AverageAnnualReturnYear05	3.98%
10 Years	rr_AverageAnnualReturnYear10	3.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011